CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Embedded Derivative [Member] USD ($)	Dec. 31, 2012 Embedded Derivative [Member] CNY	Dec. 31, 2011 Embedded Derivative [Member] CNY	Dec. 31, 2010 Embedded Derivative [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2011 Forward Contracts [Member] CNY	Dec. 31, 2010 Forward Contracts [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Capped Call Options [Member] USD ($)	Dec. 31, 2012 Capped Call Options [Member] CNY	Dec. 31, 2011 Capped Call Options [Member] CNY	Dec. 31, 2010 Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value								(54,938)	8,345,076	51,990,656	24,377,786	(83,807,971)	15,545,766	96,851,674	(398,030,217)		49,606	309,052	98,282,510
Share-based compensation charge	2,783,761	17,343,110	9,879,124	24,128,751
Deferred income taxes	(83,159)	(518,086)	4,209,187	8,110,198
Depreciation of property, plant and equipment	51,869,574	323,152,636	263,846,113	96,751,960
Depreciation of project assets	825,261	5,141,460
Amortization of land use rights	1,050,730	6,546,151	5,558,122	4,075,087
Amortization of intangible assets	122,681	764,312	223,926	58,219
Amortization of deferred financing cost	40,128	250,000	500,000	500,000
Inventories provision	53,343,843	332,337,477	201,662,101	29,602,473
Provision for allowance of doubtful accounts	79,280,473	493,925,280	179,391,417	8,343,659
Provision for other receivable				1,500,000
Provision for advance to suppliers	36,447,800	227,073,440	652,937
Write off of prepayment for property, plant and equipment	7,093,589	44,193,769
Impairment on long-lived assets	10,509,671	65,476,299		5,376,071
Loss on disposal of property, plant and equipment	812,366	5,061,124	2,488,103	1,739,587
Goodwill impairment			45,645,832
Investment gain				(60,058)
Equity in losses of affiliated companies	2,615	16,291
Contingent liability				10,000,000
Exchange loss	5,854,271	36,472,691	138,994,253	10,143,414
Changes in operating assets and liabilities:
Increase in accounts receivable	(144,133,977)	(897,969,098)	(1,340,304,800)	(373,984,543)
Decrease/(increase) in notes receivable	2,545,041	15,855,857	(17,279,630)	13,301,730
Decrease/(increase) in advances to suppliers	19,717,866	122,844,275	150,636,168	(252,439,360)
Increase in inventories	(9,987,725)	(62,224,526)	(180,222,899)	(603,924,606)
Increase in other receivables from related parties	(826,494)	(5,149,138)	(291,798)	(399,444)
(Increase)/decrease in prepayments and other current assets	63,405,300	395,021,362	(426,961,717)	(282,504,242)
Decrease/(increase) in other assets	(9,241,148)	(57,573,276)	(31,341,556)	5,236,700
Increase in accounts payable	159,120,676	991,337,723	25,056,512	282,452,726
Increase in accrued payroll and welfare expenses	4,773,324	29,738,283	79,793,458	61,864,602
Increase/(decrease) in advances from third party customers	(1,577,342)	(9,826,997)	(77,627,705)	128,400,891
Increase/(decrease) in income tax payables	(5,277,743)	(32,880,865)	(59,315,991)	92,200,131
Decrease in guarantee liabilities	(240,767)	(1,500,000)
Increase in other payables and accruals	10,594,698	66,006,025	260,642,981	161,928,786
Net cash provided by/(used in) operating activities	114,966,204	716,250,943	(766,209,901)	230,413,050
Cash flows from investing activities:
(Increase)/Decrease in restricted cash	(5,657,754)	(35,248,372)	159,941,605	(222,538,376)
Purchase of property, plant and equipment	(19,474,002)	(121,324,977)	(1,780,218,312)	(1,307,932,241)
Purchase of land use rights	(1,156)	(7,200)	(115,987,700)	(37,556,165)
Purchase of intangible assets	(558,822)	(3,481,518)	(2,929,210)	(730,196)
Cash paid for short-term investments	(223,343,429)	(1,391,451,906)	(459,509,189)
Proceeds from redemption of short-term investments	186,707,376	1,163,205,621		15,816,513
Net cash paid for acquisition of subsidiaries	(896,390)	(5,584,599)
Cash paid for investments in affiliates	(5,649,990)	(35,200,000)
Proceeds from disposal of property, plant and equipment	7,249,725	45,166,512	230,323	395,250
Cash paid for construction of project assets	(18,755,036)	(116,845,750)	(235,198,641)
Net cash used in investing activities	(80,379,478)	(500,772,189)	(2,433,671,124)	(1,552,545,215)
Cash flows from financing activities:
Net proceeds from public offering of ordinary shares				814,286,284
Proceeds from exercise of share options			3,759,081	2,076,090
Net proceeds from issuance of convertible senior notes			812,525,000
Repurchase of convertible senior notes			(5,222,773)
Proceeds from issuance of bonds	48,153,320	300,000,000	1,000,000,000
Repayment of bonds	(160,511,067)	(1,000,000,000)
Repurchase of common stock			(56,857,774)
Prepayment for share repurchase			(31,924,842)
Cash paid for capped call options			(117,003,600)
Capital contributions by non-controlling interests holder	16,051	100,000	10,000,000
Cash paid for capital lease				(3,692,176)
Borrowings from third parties	588,206,896	3,664,587,785	5,971,912,049	2,471,127,222
Repayment of borrowings to third parties	(577,930,540)	(3,600,565,060)	(4,915,672,032)	(1,955,434,977)
(Increase)/decrease in cash restricted for notes payable (Note 2(g))	4,151,308	25,863,067	110,672,659	(121,424,144)
Increase in notes payable (Note 2(g))	38,411,243	239,305,886	338,308,472	489,878,911
Net cash provided by/(used in) financing activities	(59,502,789)	(370,708,322)	3,120,496,240	1,696,817,210
Effect of foreign exchange rate changes on cash and cash equivalents	81,639	508,622	(7,969,056)	(5,959,840)
Net increase/(decrease) in cash and cash equivalent	(24,834,424)	(154,720,946)	(87,353,841)	368,725,205
Cash and cash equivalents, beginning of year	69,637,881	433,850,961	521,204,802	152,479,597
Cash and cash equivalents, end of year	44,803,457	279,130,015	433,850,961	521,204,802
Supplemental disclosure of cash flow information
Cash paid for income tax	4,245,062	26,447,159	140,611,920	59,968,864
Cash paid for interest expenses (net of amounts capitalized)	35,820,205	223,163,459	202,038,731	63,880,195
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	40,678,592	253,431,693	274,599,278	268,668,526
Purchases of project assets included in other payables - net	29,634,059	184,623,149	37,306,301
Shares repurchase utilized prepayment made in prior year	886,202	5,521,130
Proceeds from exercise of share options received in subsequent year	25,820	160,861
Conversion of Redeemable Convertible Preferred Shares into ordinary shares upon the Company's IPO				507,674,747